Derecognition of financial assets (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	January 31 2024 (1)	October 31 2023 (1)
Assets
Carrying value of residential mortgage loans	$12,125	$13,508
Other related assets (2)	7,938	8,600
Liabilities
Carrying value of associated liabilities	$19,320	$20,222
(1)
The fair value of the transferred assets is $19,658 (October 31, 2023 – $20,264) and the fair value of the associated liabilities is $18,692 (October 31, 2023 – $19,265) for a net position of $966 (October 31, 2023 – $999).

(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	January 31 2024 (1)	October 31 2023 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$140,136	$140,296
Securities lending agreements	57,291	56,174
Total	197,427	196,470
Carrying value of associated liabilities (3)	$162,115	$160,007
(1)
The fair value of transferred assets is $197,427 (October 31, 2023 – $196,470) and the fair value of the associated liabilities is $162,115 (October 31, 2023 – $160,007) for a net position of $35,312 (October 31, 2023 – $36,463).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.